Convertible Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Line of Credit/Note Payable/Convertible Note Payable [Abstract]
Convertible Note Payable

Note 7 – Convertible Note Payable

Convertible notes payable as of September 30, 2017 and December 31, 2016 is as follows:

	Outstanding Principal as of					Warrants
	September 30, 2017	December 31, 2016	Interest Rate	Conversion Price	Maturity Date	Quantity	Exercise Price
November - December, 2016	200,000	400,000	10%	0.30	November 1, 2017	400,000	0.30
December 27, 2016	-	100,000	10%	0.30	December 27, 2017	100,000	0.30
June, 2017	121,500	-	12%	Not Applicable	September 1, 2017	114,700	0.20
July, 2017	-	-	8.5%	0.20(*)	April 11, 2018	350,000	0.20
August – September 2017	1,618,611	-	15%	0.20(*)	August – September 2019	8,093,052	0.20
	1,940,111	500,000
Less: Debt Discount	(177,971)	(184,398)
Less: Debt Issuance Costs	(34,997)	(46,779)
	1,727,143	268,823
Less: Current Debt	(375,482)	(268,823)
Total Long-Term Debt	$1,351,661	$-

(*) As subject to adjustment as further outlined in the notes

During the months of November and December 2016, the Company issued convertible notes to third party lenders totaling $400,000. These notes accrue interest at 10% per annum and mature with interest and principal both due on November 1, 2017 through December 29, 2017. The notes and accrued interest are convertible at a conversion price as defined therein. In addition, in connection with the notes the Company issued five-year warrants to purchase an aggregate of 400,000 shares of Company common stock at a purchase price of $0.30 per share. Subsequent to September 30, 2017, the investors converted $200,000 of principal and $16,384 of interest into the August 2017 Convertible Note Offering.

On December 27, 2016, the Company issued a convertible note to a third party lender totaling $100,000 (the “December 2016 Note”). The December 2016 Note accrues interest at 10% per annum and matures with interest and principal both due on December 27, 2017. In addition, the Company issued a warrant to purchase 100,000 shares of Company common stock. The warrant entitles the holder to purchase the Company’s common stock at a purchase price of $0.40 per share for a period of five years from the issue date. The December 2016 Note and accrued interest is convertible at a conversion price of $0.30 per share, subject to adjustment. On August 31, 2017 the investor converted $100,000 of principal and $6,767 of interest into the August Offering.

During the month of June 2017, the Company issued convertible notes to third party lenders totaling $121,500. The notes accrue interest at 12% per annum and mature with interest and principal both due on September 1, 2017. The notes and accrued interest may be converted into a subsequent offering at a 15% discount to the offering price are convertible at a conversion price as defined therein. In addition, the Company issued warrants to purchase 102,550 shares of Company common stock. The warrants entitle the holders to purchase the Company’s common stock at a purchase price of $0.20 per share for a period of five years from the issue date. Subsequent to September 30, 2017, the company repaid $40,000 of the outstanding principal balance of the note. The Company is currently in default on $85,000 in principal due on the notes.

The July 2017 Convertible Offering

During the month of July 2017, the Company entered into Securities Purchase Agreements and conducted closings of a private placement offering (the “July 2017 Convertible Note Offering”) of the Company’s securities for aggregate gross proceeds of $450,000. In aggregate, the Company entered into Securities Purchase Agreements with three accredited investors for (i) the issuance and sale of 8.5% Convertible Redeemable Debentures, containing a ten percent (10%) original issuance discount, due April 18, 2018 (the “Debentures”) and (ii) the issuance and sale of five-year Common Stock Purchase Warrants to purchase up to 778,750 shares of the Company’s common stock, par value $0.001 per share. The Warrants were immediately exercisable upon issuance at an exercise price of $0.20 per share, subject to adjustment, and expire five years from the date of issuance. The accredited investors also received a total of 245,000 shares of the Company’s common stock as inducement for participating in the July 2017 Convertible Note Offering (the “Consideration Shares”).

During September 8, 2017 through September 13, 2017, the Company redeemed the 8.5% Convertible Redeemable Debentures by paying the three accredited investors an aggregate $606,812 representing 117.5% of the principal along with interest. Pursuant to such redemption, the Debentures are no longer in full force and effect.

The Company also repurchased 25,000 consideration shares of one of the accredited investors for $3,520, cancelling the accredited investor’s Consideration Shares.

Due to the fact that these convertible notes have an option to convert at a variable amount, they are subject to derivative liability treatment. The Company has applied ASC 815, due to the potential for settlement in a variable quantity of shares. The conversion feature has been measured at fair value using a Black Scholes model at the issuance date and the period end. The conversion feature of The July 2017 Convertible Offering issued during the nine months ended September 30, 2017, gave rise to a derivative liability of $321,231 which was recorded as a debt discount. The debt discount is charged to accretion of debt discount and issuance cost ratably over the term of the convertible note.

The Company recorded an $52,743 debt discount relating to 778,750 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

The August 2017 Convertible Note Offering

During the three months ended September 30, 2017, the Company conducted multiple closings of a private placement offering to accredited investors (the “August 2017 Convertible Note Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “Investors”) for aggregate gross proceeds of $500,000. In addition, $992,177 of the Company’s short term debt along with accrued but unpaid interest of $24,876 was converted into the August 2017 Convertible Note Offering . The conversions resulted in the issuance of 4,377,826 warrants with a fair value of $250,036, a derivative liability from the conversion feature of $247,754 and an original issue discount of $101,561. These were recorded as a loss on extinguishment of debt.

The August 2017 Convertible Note Offering consisted of a maximum of $6,000,000 of units of the Company’s securities (each, a “Unit” and collectively, the “Units”), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a “Note” and together the “Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at a conversion price of $0.20 per share (the “Conversion Price”), and (b) a five-year warrant (each a “Warrant and together the “Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into (“Warrant Shares”) at an exercise price of $0.20 per share (“Exercise Price”). The Notes mature on the second (2nd) anniversary of their issuance dates.

The Conversion Price of the Note and the Exercise Price of the Warrants are subject to adjustment for issuances of the Company’s common stock or any equity linked instruments or securities convertible into the Company’s common stock at a purchase price of less than the prevailing Conversion Price or Exercise Price. Such adjustment shall result in the Conversion Price and Exercise Price being reduced to such lower purchase price, subject to carve-outs as described therein.

Due to the fact that these convertible notes have an option to convert at a variable amount, they are subject to derivative liability treatment. The Company has applied ASC 815, due to the potential for settlement in a variable quantity of shares. The conversion feature has been measured at fair value using a Black Scholes model at the issuance date and the period end. The conversion feature of The August Offering issued during the nine months ended September 30, 2017, gave rise to a derivative liability of $106,916 which was recorded as a debt discount. The debt discount is charged to accretion of debt discount and issuance cost ratably over the term of the convertible note.

The Company recorded a $138,180 debt discount relating to 2,500,000 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

In connection with the Offering, the Company paid a placement agent a cash fee of $49,420 to carry out the Offering on a “best-efforts” basis, which was recorded as issuance cost and is being accreted over the life of the note to accretion of debt discount and issuance cost.

Subsequent to September 30, 2017, the Company completed the August 2017 Convertible Note Offering. The aggregate principal of the Notes was $4,062,009, representing $2,104,938 in gross proceeds and $2,219,913 in the conversion of unpaid principal and interest of existing short term debt. For services in its capacity as Placement Agent, the Company paid the Placement Agent a cash fee of one hundred and fifteen thousand nine hundred and ninety-four dollars ($115,994) and warrants to purchase up to 579,969 shares of Common Stock at an exercise price of $0.20 per share.

Note 7 – Convertible Note Payable

On December 2, 2015, the Company issued a convertible note to a third party lender totaling $100,000. The note accrues interest at 12% per annum and matures with interest and principal both due on December 1, 2016. In addition the Company issued a warrant to purchase 300,000 shares of Company common stock. The note and accrued interest are convertible at a conversion price of $0.35 per share subject to adjustment.

The warrant entitles the holder to purchase the Company’s common stock at a purchase price of $0.35 per share for a period of five years from the issue date.

On December 21, 2015, the notes were automatically converted into Series B preferred stock.

On March 17, 2016, the Company issued a convertible note to a third party lender totaling $200,000. The note accrues interest at 12% per annum and matures with interest and principal both due on April 21, 2016. In addition the Company issued a warrant to purchase 150,000 shares of Company common stock. The note and accrued interest are convertible at a conversion price as defined.

The warrant entitles the holder to purchase the Company’s common stock at a purchase price of $0.40 per share for a period of five years from the issue date.

On May 27, 2016, the notes and accrued interest were paid off in full satisfaction.

On August 2, 2016, the Company issued a convertible note to a third party lender totaling $50,000. The note accrues interest equal to 10% of the principal balance and matures with interest and principal both due on August 31, 2016. The note and accrued interest are convertible at a conversion price as defined. On August 22, 2016, the notes and accrued interest were paid off in full satisfaction.

During the months of November and December 2016, the Company issued a convertible notes to third party lenders totaling $400,000. The note accrues interest at 10% per annum and mature with interest and principal both due on November 1, 2017. In addition the Company issued a warrant to purchase 400,000 shares of Company common stock. The note and accrued interest are convertible at a conversion price as defined.

The warrant entitles the holder to purchase the Company’s common stock at a purchase price of $0.30 per share for a period of five years from the issue date.

On December 27, 2016, the Company issued a convertible note to a third party lender totaling $100,000. The note accrues interest at 10% per annum and matures with interest and principal both due on December 27, 2017. In addition, the Company issued a warrant to purchase 100,000 shares of Company common stock. The note and accrued interest are convertible at a conversion price of $0.30 per share subject to adjustment.

The warrant entitles the holder to purchase the Company’s common stock at a purchase price of $0.40 per share for a period of five years from the issue date.

As of December 31, 2016, the total outstanding balance of convertible notes payable was $268,823, net of debt discount and debt issuance costs of $184,398 and $46,779, respectively.